Note 21 - Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21.	SEGMENT INFORMATION

In September 2008, the Board approved a plan to transfer Network Security business to O2Security along with its Series A preference shares financing. In anticipation of the business transfer, management identified two reportable segments, including Integrated Circuit Group and Network Security Group. The Integrated Circuit Group’s core products and principal source of revenue are its power management semiconductors. These semiconductor products are produced with digital, analog, and mixed signal integrated circuit (“IC”) manufacturing processes. The Network Security Group’s system security solution products include support for VPN and firewalls, which provide security functions between computer systems and networks, including the transmission of data across the Internet. In November 2010, the Company determined to discontinue the Network Security Group. Please see discussions in note 3.

The Company does not identify or allocate assets by operating segment, nor does the CODM evaluate operating segments using discrete asset information. The Company does not have inter-segment revenue, and, accordingly, there is none to be reported. The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Operating segment net sales and operating income (loss), including the discontinued Network Security Group, were as follows:

	Years Ended December 31
	2013	2012	2011
Net sales
Integrated Circuit Group	$73,785	$97,666	$124,283
Network Security Group	-	825	202

	$73,785	$98,491	$124,485

Income (loss) from operations
Integrated Circuit Group	$(20,541)	$(27,970)	$7,104
Network Security Group	(6)	767	(88)

	$(20,547)	$(27,203)	$7,016

Net sales to unaffiliated customers (including the discontinued Network Security Group) by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2013	2012	2011

China	$65,602	$78,709	$99,491
Japan	4,677	6,502	7,190
Taiwan	1,892	2,271	1,532
Korea	500	7,965	11,521
Other	1,114	3,044	4,751

	$73,785	$98,491	$124,485

For the year ended December 31, 2013, two customers accounted for 10% or more of net sales. For the years ended December 31, 2012 and 2011, only one customer accounted for 10% or more of net sales. Sales to these major customers were generated from the Integrated Circuit Group. The percentage of net sales to these customers was as follows:

	Years Ended December 31
	2013	2012	2011

Customer A	15%	9%	6%
Customer B	10%	5%	5%
Customer C	7%	10%	14%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2013	2012	2011

Taiwan	$10,576	$11,608	$12,158
China	7,872	9,500	11,126
U.S.A.	4,388	4,718	4,713
Singapore	98	155	210
Other	105	161	123

	$23,039	$26,142	$28,330